Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
VistaShares Target 15 Berkshire Select Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%
VistaShares Target 15 USA Quality Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	23.02%	20.55%